COMMITMENTS AND CONTINGENCIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Apr. 09, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2012 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Fair value of contingent consideration					¥ 47,755
Accrual for unrecognized tax benefits and interest	$ 351	¥ 2,443
Securities Litigation
COMMITMENTS AND CONTINGENCIES
Litigation settlement amount			¥ 58,808
Accrued liability for legal contingencies				¥ 10,007